CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - PARENT COMPANY STATEMENTS OF CASH FLOWS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
PARENT COMPANY STATEMENTS OF CASH FLOWS
Net cash flows used in operating activities	$ (56,652)	$ (43,223)
Net cash flows used in investing activities	(10,954)	28,376
Net cash flows from financing activities	116,240	(6,780)
NET (DECREASE)/INCREASE IN CASH AND CASH EQUIVALENTS	48,634	(21,627)
Cash and cash equivalents at beginning of year	42,758	64,131
CASH AND CASH EQUIVALENTS AT END OF YEAR	91,492	42,758
Separate
PARENT COMPANY STATEMENTS OF CASH FLOWS
Net cash flows used in operating activities	(13,143)	(1,134)
Net cash flows used in investing activities	(38,082)	(35,035)
Net cash flows from financing activities	102,181
NET (DECREASE)/INCREASE IN CASH AND CASH EQUIVALENTS	50,956	(36,169)
Cash and cash equivalents at beginning of year	12,194	48,363
CASH AND CASH EQUIVALENTS AT END OF YEAR	$ 63,150	$ 12,194